Shareholders' equity - Reconciliation in number of ordinary shares (Details) - Ordinary shares $ / shares in Units, $ in Billions		6 Months Ended
	Apr. 02, 2025 shares	Mar. 31, 2025 $ / shares shares	Sep. 30, 2024 AUD ($) $ / shares shares	Mar. 31, 2024 $ / shares shares
Shareholders' equity
Par value | $ / shares		$ 0
Number of votes per ordinary shares | $ / shares				1
Reconciliation of movement in number of ordinary shares
Opening balance		3,441,411,361	3,474,634,510	3,509,076,960
Share buyback		(17,711,952)	(33,223,149)	(34,442,450)
Closing balance		3,423,699,409	3,441,411,361	3,474,634,510
Maximum value of shares authorized for buyback | $			$ 3.5
Number of shares bought back and cancelled in on-market buyback			33,223,149	34,442,450
Average price per share of shares repurchased in on-market buyback | $ / shares		$ 31.92	$ 28.99
Number of previously repurchased shares cancelled	24.65
Share repurchases in the First Half of 2025
Reconciliation of movement in number of ordinary shares
Number of shares bought back and cancelled in on-market buyback		17,711,952
Share repurchases on March 31, 2025
Reconciliation of movement in number of ordinary shares
Number of shares bought back and cancelled in on-market buyback		497,280